Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)

	For the Year Ended December 31, 2014
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$23,451,000	121,186,464	$0.19
Effect of dilutive securities:
Stock options and restricted stock		1,890,184
Diluted EPS	$23,451,000	123,076,648	$0.19

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$27,015,000	119,284,468	$0.23
Effect of dilutive securities:
Stock options and restricted stock		1,940,082	$(0.01)
Diluted EPS:	$27,015,000	121,224,550	$0.22

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$37,313,000	117,721,135	$0.32
Effect of dilutive securities:
Stock options and restricted stock		1,372,455	$(0.01)
Diluted EPS:	$37,313,000	119,093,590	$0.31